UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	April 25, 2006
Amendment due to incorrect date.

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		79
Form 13F Information Table Value Total:		$147,897


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     2589    95744 SH       Sole                    95160               584
Abbott Laboratories            COM              002824100     1973    46460 SH       Sole                    46460
BP p.l.c. ADR                  COM              055622104     1898    27535 SH       Sole                    27535
BRE Properties                 COM              05564E106     2859    51056 SH       Sole                    50256               800
BellSouth Corp.                COM              079860102      557    16068 SH       Sole                    16068
Bristol-Myers Squibb           COM              110122108     2339    95050 SH       Sole                    94350               700
Bunge Ltd.                     COM              G16962105     2591    46500 SH       Sole                    46500
Burlington Northern Santa Fe   COM              12189T104      337     4047 SH       Sole                     4047
CSX Corp.                      COM              126408103      437     7300 SH       Sole                     7300
Chesapeake Energy Corp.        COM              165167107     2899    92300 SH       Sole                    91300              1000
Chevron Corporation (fmly. Che COM              166764100     7139   123157 SH       Sole                   122695               462
Consolidated Edison, Inc.      COM              209115104      213     4900 SH       Sole                     4900
Corn Products International In COM              219023108     1198    40500 SH       Sole                    40500
DNP Select Income Fund (fmly.  COM              264324104     1659   158746 SH       Sole                   158746
Discovery Holdings A           COM              25468Y107      162    10812 SH       Sole                    10708               104
Donnelley (RR) & Sons (New)    COM              257867101     2012    61500 SH       Sole                    61000               500
Dow Chemical Co.               COM              260543103      268     6604 SH       Sole                     6604
Du Pont                        COM              263534109     2405    56980 SH       Sole                    56980
Duke-Weeks Realty Corp.        COM              264411505      835    22000 SH       Sole                    21200               800
Edison International (formerly COM              281020107      466    11310 SH       Sole                    11310
Emerson Electric               COM              291011104     4365    52200 SH       Sole                    51900               300
ExxonMobil                     COM              30231g102     2540    41732 SH       Sole                    41732
General Electric               COM              369604103     1351    38839 SH       Sole                    38839
GlaxoSmithKline plc            COM              37733W105     3230    61750 SH       Sole                    61250               500
Hawaiian Electric              COM              419870100     1327    48900 SH       Sole                    48900
Healthcare Property Investors, COM              421915109     1542    54300 SH       Sole                    54300
Healthcare Realty Trust        COM              421946104      318     8500 SH       Sole                     8500
Heinz (H.J.)                   COM              423074103     2001    52760 SH       Sole                    52460               300
Hillenbrand Industries         COM              431573104      544     9900 SH       Sole                     9900
IShares MSCI Japan Index       COM              464286848     1119    77700 SH       Sole                    76700              1000
Intel Corp.                    COM              458140100      479    24600 SH       Sole                    24600
Johnson & Johnson              COM              478160104     2566    43322 SH       Sole                    43322
Kimberly-Clark                 COM              494368103     1451    25100 SH       Sole                    25100
Liberty Media Corporation Clas COM              530718105     1040   126688 SH       Sole                   125648              1040
Lilly, Eli                     COM              532457108      902    16320 SH       Sole                    16320
Lincoln National Corp.         COM              534187109      740    13553 SH       Sole                    13553
Microsoft                      COM              594918104     2820   103654 SH       Sole                   102854               800
New Plan Excel Realty Trust    COM              648053106     1830    70550 SH       Sole                    70050               500
Norfolk Southern               COM              655844108      433     8000 SH       Sole                     8000
Oracle Corp.                   COM              68389X105     1937   141484 SH       Sole                   141484
PACCAR Inc.                    COM              693718108      204     2900 SH       Sole                     2900
PG&E Corporation               COM              69331C108     1126    28942 SH       Sole                    28942
Pepsico Inc.                   COM              713448108     2420    41879 SH       Sole                    41579               300
Pfizer Inc.                    COM              717081103     1252    50225 SH       Sole                    50225
Pimco Floating Rate Strategy F COM              72201J104      997    52400 SH       Sole                    52400
Plum Creek Timber Company, Inc COM              729251108     3008    81450 SH       Sole                    80950               500
Preferred Voice, Inc.          COM              740432109        1    11376 SH       Sole                    11376
Procter & Gamble               COM              742718109    22593   392038 SH       Sole                   391551               487
Rayonier Inc.                  COM              754907103     1532    33600 SH       Sole                    33300               300
Royal Dutch Shell ADR Class A  COM              780259206      314     5050 SH       Sole                     5050
Safeguard Scientifics          COM              786449108      395   160100 SH       Sole                   160100
Schering Plough                COM              806605101     1042    54860 SH       Sole                    54360               500
Scottish Power PLC ADS (frmly  COM              81013t705      374     9283 SH       Sole                     9283
Telecom Corp. of New Zealand A COM              879278208     1298    47500 SH       Sole                    47000               500
TransCanada PL                 COM              893526103     2666    92150 SH       Sole                    91850               300
Unilever PLC                   COM              904767704     2292    55800 SH       Sole                    55800
Union Pacific Corp.            COM              907818108      513     5500 SH       Sole                     5500
United Dominion Realty Trust   COM              910197102      485    17000 SH       Sole                    17000
United Technologies            COM              913017109     2190    37776 SH       Sole                    37776
Verizon Corporation            COM              92343V104     1403    41196 SH       Sole                    41196
Washington REIT SBI            COM              939653101      254     7000 SH       Sole                     7000
iShares Dow Jones US Basic Mat COM              464287838     1747    31200 SH       Sole                    31000               200
ASA (Bermuda) Limited          COM              002050102     4011    61700 SH       Sole                    61200               500
Central Fund of Canada Ltd.    COM              153501101     3174   399300 SH       Sole                   399300
DRDGOLD Ltd (Fmly Durban Roode COM              26152H103      140    90200 SH       Sole                    90200
Freeport McMoRan Copper & Gold COM              35671D857     1145    19150 SH       Sole                    19150
Goldcorp, Inc.                 COM              380956409     4314   147500 SH       Sole                   146000              1500
Hecla Mining                   COM              422704106      694   105000 SH       Sole                   105000
IAMGOLD Corporation            COM              450913108      932   108000 SH       Sole                   108000
Kinross Gold Corporation       COM              496902404      418    38200 SH       Sole                    38200
Newmont Mining                 COM              651639106     7066   136182 SH       Sole                   135182              1000
Pan American Silver Corp.      COM              697900108     2776   109310 SH       Sole                   109310
Aegon 6.375% Pfd. Callable 6/1 PFD              007924301      934    37500 SH       Sole                    37000               500
Citigroup Cap. VII Preferred   PFD              17306N203      999    39500 SH       Sole                    39000               500
ING Groep NV 6.125 Perpetual D PFD              456837509      464    19000 SH       Sole                    19000
Lehman Brothers Holdings 6.5%  PFD              524908720     3043   118700 SH       Sole                   117700              1000
Merrill Lynch & Co., Inc. Pfd. PFD              59021V839     1057    41500 SH       Sole                    41500
Royal Bank of Scotland 6.35% P PFD              780097770      881    35000 SH       Sole                    34000              1000
Templeton Global Income Fund   COM              880198106      372    43200 SH       Sole                    41200              2000